Document and Entity Information	0 Months Ended
Jul. 14, 2014
Risk/Return:
Document Type	497
Document Period End Date	Jul. 14, 2014
Registrant Name	SEI INSTITUTIONAL MANAGED TRUST
Central Index Key	0000804239
Amendment Flag	false
Document Creation Date	Jul. 14, 2014
Document Effective Date	Jul. 14, 2014
Prospectus Date	Jan. 31, 2014
SIMT TAX-MANAGED SMALL/MID CAP FUND | SIMT TAX-MANAGED SMALL/MID CAP FUND - CLASS A
Risk/Return:
Trading Symbol	STMSX